Advances to suppliers net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Advances to suppliers net
Advances for raw materials purchase	$ 21,446,203	$ 28,400,856
Less: allowance for credit losses	0	(1,912,362)
Advances to suppliers, net	$ 21,446,203	$ 26,488,494